Related Party Notes Payable	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Notes Payable

NOTE 6 – RELATED PARTY NOTES PAYABLE

Notes payable consisted of the following as of:

	September 30, 2019	December 31, 2018
	(Unaudited)
Inventory financing. On January 11, 2019, the Company entered into a $1,000,000 revolving inventory financing facility with a lender that is also a current stockholder that beneficially owns more than 5% of the Company’s common stock. Use of proceeds from this facility is limited to the purchase of inventory, including raw materials, intermediates, and finished goods, unless otherwise waived by the lender. This facility accrues interest at the rate of 12% per annum, is unsecured, and matures in three years from origination. This facility requires monthly interest payments.	$1,000,000	$-

Officer loan. On June 26, 2019, the Company borrowed $75,000 from the Chief Executive Officer of the Company with principal and interest due on August 26, 2019, which was subsequently extended to December 31, 2019. This note accrues interest at the rate of 4.5% per annum and is unsecured.	75,000

Promissory note. On May 20, 2019, the Company entered into a $400,000 promissory note with a lender that is also a current stockholder that beneficially owns more than 5% of the Company’s common stock. On July 10, 2019, this note was amended to increase the principal sum by an additional $100,000. This note accrues interest at the rate of 12% per annum, is unsecured, and originally matured on August 20, 2019, which was subsequently extended to June 30, 2020. All principal and accrued interest is due on the maturity date.	500,000	-

Total notes payable	$1,575,000	$-

Less current portion	(575,000)	-

Long term notes payable	$1,000,000	$-

Interest expense

The Company incurred interest charges of $45,925 and $101,385 during the three and nine-months ended September 30, 2019, respectively, on these notes payable of which $31,111 was accrued and payable as of September 30, 2019.

Maturities

Future maturities of notes payable are as follows as of September 30:

2020	$575,000
2021	-
2022	1,000,000
$1,575,000